GENERAL - Acquisitions Narrative (Details) $ / shares in Units, $ in Thousands								1 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
		Jun. 28, 2023 USD ($)	Nov. 10, 2022 USD ($) vessel	Jun. 30, 2022 subsidiary shares	Feb. 25, 2022 vessel subsidiary	Feb. 17, 2022 USD ($)	Jan. 26, 2022 $ / shares shares	Mar. 31, 2023 carrier	Nov. 30, 2022 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Jan. 26, 2022 vessel $ / shares shares	Dec. 31, 2024 vessel	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) subsidiary $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Nov. 30, 2022 kr / shares shares
Business Acquisition [Line Items]
Number of carriers sold | carrier								1
Guarantee fee percentage															50.00%
Debt refinanced, number of subsidiaries | subsidiary															6
Debt guarantees, number of subsidiaries | subsidiary															2
Issuance of shares (in shares) | shares							398,990,000									12,500,000
Common shares, par value (in dollars per share) | $ / shares							$ 1.00		$ 1.00		$ 1.00			$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized (in shares) | shares							400,000,000				400,000,000				400,000,000
Sale of stock (in dollars per share) | kr / shares																		kr 130
Payments for asset acquisitions	[1]												$ 0	$ 353,506	$ 0		$ 0
Common shares, shares outstanding (in shares) | shares									53,688,462					53,688,462	53,702,846	53,688,462		53,688,462
EPS
Business Acquisition [Line Items]
Common shares, shares outstanding (in shares) | shares															31,254,390
Golar LNG Limited
Business Acquisition [Line Items]
Sale of Cool Co common stock (in shares) | shares									8,046,154
Proceeds for shares issued									$ 100,000
Common shares, shares outstanding (in shares) | shares				1,010,000									1,010,000
CoolCo | EPS
Business Acquisition [Line Items]
Ownership percentage (in percent)										37.50%
CoolCo | Golar LNG Limited
Business Acquisition [Line Items]
Ownership percentage (in percent)										31.30%
Private Placement
Business Acquisition [Line Items]
Sale of Cool Co common stock (in shares) | shares										27,500,000
Sale of stock (in dollars per share) | $ / shares										$ 10.00
Net proceeds from the issuance of equity										$ 275,000
Proceeds for shares issued										$ 266,700
Second Private Placement
Business Acquisition [Line Items]
Issuance of shares (in shares) | shares									13,678,462
Net proceeds from the issuance of equity									$ 170,000
Proceeds for shares issued									$ 166,000
Second Private Placement | EPS
Business Acquisition [Line Items]
Common shares, shares outstanding (in shares) | shares									10,789,728									10,789,728
Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Business Acquisition [Line Items]
Basis spread on variable rate						2.75%
Term Loan Facility | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Business Acquisition [Line Items]
Basis spread on variable rate			2.00%
Secured debt | Senior Secured Sustainability Term Loan | Line of credit
Business Acquisition [Line Items]
Debt instrument, face amount						$ 570,000
Secured debt | Senior Secured Sustainability Term Loan | Line of credit | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Business Acquisition [Line Items]
Basis spread on variable rate		2.25%				2.75%
Secured debt | Term Loan Facility | Line of credit
Business Acquisition [Line Items]
Debt instrument, face amount			$ 520,000
Revolving credit facility | Credit Facility Maturing January 2024 | Line of credit
Business Acquisition [Line Items]
Maximum borrowing capacity															$ 25,000
Interest rate															5.00%
Commitment fee basis points															0.50%
Vessel SPA
Business Acquisition [Line Items]
Number of subsidiaries acquired | subsidiary					9
Number of subsidiaries acquired, owner of vessel | subsidiary					8
Purchase price per vessel															$ 145,000	$ 145,000
Purchase consideration																339,600
Number of vessels acquired | vessel					8						8
ManCo SPA
Business Acquisition [Line Items]
Number of subsidiaries acquired | subsidiary				4
Purchase consideration															6,600	6,600
Vessel SPA And ManCo SPA
Business Acquisition [Line Items]
Purchase consideration															346,200
Consideration, equity issued															127,900	127,900
Payments for asset acquisitions															$ 211,700	$ 211,700
MSA Agreement
Business Acquisition [Line Items]
Purchase price per vessel		$ 234,000
Purchase consideration			662,800
Payments for asset acquisitions			$ 135,200
Number of vessels acquired | vessel			4
MSA Agreement | Forecast
Business Acquisition [Line Items]
Number of vessels acquired | vessel												2

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.